Company Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Jun. 18, 2025	Dec. 31, 2024
Company Information [Line Items]
Warrant exercise price (in Dollars per share)	$ 11.5	$ 11.5
Cash	$ 1,418,834
Working capital	5,404,007
Accumulated deficit	$ (59,093,579)		$ (24,733,263)
Share Subscription Line of Credit Agreement [Member]
Company Information [Line Items]
Line of credit aggregate proceeds		$ 50,000,000